Convertible Preferred Stock And Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Preferred Stock And Common Stock [Abstract]
Convertible Preferred Stock And Common Stock
8.	CONVERTIBLE PREFERRED STOCK AND COMMON STOCK
The Company’s convertible preferred stock has been classified as temporary equity in the accompanying balance sheets given the voting interest held by convertible preferred stockholders which could cause certain events to occur that are outside of the Company’s control whereby the Company could be obligated to redeem the convertible preferred stock. The Company has not adjusted the carrying values of the convertible preferred stock to the respective liquidation preferences of such shares as the instruments are currently not redeemable, and the Company believes it is not probable that the instruments will become redeemable at this point in time. Adjustments to increase the carrying values to the respective liquidation preferences will be made if and when it becomes probable that an event could occur obligating the Company to pay such amounts.
During the nine months ended September 30, 2022, the Company converted 194,494 shares of Series
A-2
Preferred Stock to 194,494 shares of Series B Preferred Stock. As of September 30, 2022, 633,697 shares of Series B Preferred Stock were issued and outstanding.
In April 2022, the board of directors granted employees and members of the board restricted stock units (RSUs), under which the holders have the right to receive an aggregate of 255,000 shares of common stock. The majority of the RSUs granted vest 50% on the first anniversary of the grant date, with the remaining 50% of the awards vesting monthly over a 12 to 24 month period following the first anniversary of the grant date. At grant date, the fair market value of an RSU was $8.
On May 4, 2022, the Company amended its certificate of incorporation increasing the total number of shares of all classes of stock which the Company shall have authority to issue to 12 million shares of common stock, $0.001 par value per share, 3,702,505 shares of preferred stock, $0.001 par value per share, of which 700,950 share of preferred stock are designated Series B, 1,601,060 shares are designated Series
A-1,
900,495 are designated Series
A-2
and 500,000 shares of preferred stock are undesignated.

The following represents stock-based compensation expense in the Company’s condensed Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Research and development	$27	$3	$53	$9
General and administrative	330	—	653	—

Total	$357	$3	$706	$9

6.	CONVERTIBLE PREFERRED STOCK AND COMMON STOCK
At January 1, 2020, the Company was authorized to issue 1,495,651 shares of stock, of which 1,200,000 were common shares and 296,551 were preferred shares, each with a par value of $0.001 per share.
The

share and per share amounts at January 1, 2020 have been adjusted to reflect the 10:1 reverse stock split which occurred during 2020.
During 2020, the Company amended its certificate of incorporation to, (i) increase the authorized maximum number of shares of the Company’s capital stock, (ii) create a new series of preferred stock titled “Series B Preferred Stock” and designate 453,950 shares of preferred stock as Series B Preferred Stock, (iii) create a new series of preferred stock titled “Series
A-1
Preferred Stock” and designate 1,601,060 shares of preferred stock as Series
A-1
Preferred Stock, (iv) create a new series of preferred stock titled “Series
A-2
Preferred Stock” and designate 900,495 shares of preferred stock as Series
A-2
Preferred Stock, and (v) designate the rights, preferences and privileges of the preferred stock. At December 31, 2021 and 2020, the Company had 3,531,504 shares of common stock authorized. After the stock split, all shares of the Company’s capital stock have a par value of $0.001 per share.
Also, during 2020, the Company converted all common shares, except for the option holders, to Series
A-
2 Preferred Stock.
Common stockholders are entitled to dividends if and when declared by the Board of Directors of the Company and after any convertible preferred share dividends are fully paid. The holder of each share of common stock is entitled to one vote.
The Company’s convertible preferred stock has been classified as temporary equity in the accompanying balance sheets given the voting interest held by convertible preferred stockholders which could cause certain events to occur that are outside of the Company’s control whereby the Company could be obligated to redeem the convertible preferred stock. The Company has not adjusted the carrying values of the convertible preferred stock to the respective liquidation preferences of such shares as the instruments are currently not redeemable, and the Company believes it is not probable that the instruments will become redeemable at this point in time. Adjustments to increase the carrying values to the respective liquidation preferences will be made if and when it becomes probable that an event could occur obligating the Company to pay such amounts.
As of December 31, 2021 and 2020, the rights and preferences of the convertible preferred stock are as follows:
Liquidation preference
Upon any liquidation, dissolution, or winding up of the Company, the holders of Series B Preferred Stock shall be entitled to receive, prior and in preference to any distribution of the proceeds of such liquidation event to the holders of Series
A-1
Preferred Stock, Series
A-2
Preferred Stock, or common stock out of the proceeds or assets of the Company available for distribution to its stockholders an amount per share equal to $12.34 for each share of Series B Preferred Stock, plus any declared but unpaid dividends.
After payment of the distributions described above, the holders of Series
A-1
Preferred Stock shall be entitled to receive, prior and in preference to any distribution of the proceeds of such liquidation event to the holders of Series
A-2
Preferred or common stock out of the remaining proceeds or assets of the Company available for distribution to its stockholders an amount per share equal to $49.36 (calculated as four times the original issue price of $12.34), plus any declared but unpaid dividends.
After payment of the distributions described above, the holders of Series
A-2
Preferred Stock shall be entitled to receive, prior and in preference to any distribution of the proceeds of such liquidation event to the holders of common stock out of the remaining proceeds or assets of the Company available for distribution to its stockholders an amount per share equal to $
12.34
, plus any declared but unpaid dividends.

Upon the completion of the distribution to the holders of the Series B, Series
A-1,
and Series
A-2
Preferred Stock, all of the remaining assets legally available for distribution shall be distributed among all holders of common stock. If, upon the occurrence of such events above, the assets of the Company are insufficient to pay the holders of shares the full amount to which they would be entitled, the holders of the shares shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable.
Dividends
The Company may declare dividends on shares of any class or series of stock of the Company only to the extent the dividends are approved by the Company’s Board of Directors. To date, no dividends have been declared.
Conversion
Each share of Preferred Stock is convertible, at the option of the holder, into common stock. The total number of shares each share of Series B, Series
A-1,
and Series
A-2
may be converted into is determined by dividing the applicable original issuance price by $12.34 for each class of stock.
Voting
The holders of Preferred Stock and common stock shall vote as a single class on all matters submitted to the shareholders for the number of votes equal to the number of common stock into which their shares can be converted.
The holders of shares of Series B Preferred Stock shall be entitled, voting separately as a single class, to elect two directors of the Company, the holders of shares of Series
A-1
Preferred Stock shall be entitled, voting separately as a single class, to elect one director of the Company, and the holders of shares of
Series A-2
Preferred Stock shall be entitled, voting separately as a single class, to elect one director of the Company.
Series B convertible preferred stock
In 2020, the Company converted the secured convertible note with original principal of $180,000 together with then accrued interest of $65,000 to 19,785 shares of Series B Preferred Stock. Also in 2020, the Company sold 407,192 shares of Series B Preferred Stock for proceeds totaling $5.0 million. In 2021, the Company converted 12,226 shares of Series
A-2
Preferred Stock the 12,226 shares of Series B Preferred Stock. As of December 31, 2021 and 2020, 439,203 and 426,977 shares, respectively, of Series B Preferred Stock were issued and outstanding.
Series
A-1
convertible preferred stock
In 2020, the Company converted the secured convertible notes with original principal amounts totaling $15.0 million together with then accrued interest of $4.5 million to 1,576,154 shares of Series
A-1
Preferred Stock. As of December 31, 2021 and 2020, 1,576,154 shares of Series
A-1
Preferred Stock were issued and outstanding.

Series
A-2
convertible preferred stock
In 2020, the Company converted all common shares (784,551 shares), except for the option holders, to 784,511 shares of Series
A-2
Preferred Stock. In 2021, the Company converted 12,226 shares of Series
A-2
Preferred Stock to 12,226 shares of Series B Preferred Stock. As of December 31, 2021 and 2020, 772,285 and 784,511 shares, respectively of Series
A-2
Preferred Stock were issued and outstanding.